Discontinued operations - Summary of Estimated Approximate Effects on the Defined Benefit Obligation (Detail) - Aegon Nederland N.V. [member] - Discontinued operations [member] - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Demographic actuarial assumption on mortality rates by 10% Variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumptions	€ (38)	€ (100)
Decrease in actuarial assumptions	41	112
Financial actuarial assumptions of discount rates by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumptions	(221)	(622)
Decrease in actuarial assumptions	€ 281	849
Finance actuarial assumption on indexation rate by 25 basis points variation [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumptions		187
Decrease in actuarial assumptions		€ (170)